Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment (audited) (Details) - Portfolios with management adjustments over threshold [Member] - GBP (£)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Economic uncertainty management adjustments to models for impairment (audited)	£ 936,000,000	£ (37,000,000)
Proportion of total impairment allowances	16.00%	(0.90%)
Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Economic uncertainty management adjustments to models for impairment (audited)	£ 54,000,000	£ 0
Proportion of total impairment allowances	12.40%	0.00%
Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Economic uncertainty management adjustments to models for impairment (audited)	£ 960,000,000	£ 3,000,000
Proportion of total impairment allowances	31.30%	0.10%
Wholesale loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Economic uncertainty management adjustments to models for impairment (audited)	£ (78,000,000)	£ (40,000,000)
Proportion of total impairment allowances	(3.30%)	(4.30%)